Note 2 - Loans and Allowance for Loan Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Beginning balance				$ 28,726				$ 27,174					$ 28,726	$ 27,174
Provision for loan losses	$ 3,065	$ 1,038	$ 4,124	1,469	$ 686	$ 167	$ 154	1,033	$ 1,097	$ 1,088	$ 1,090	$ 1,023	9,696	2,040
Charge-offs													(914)	(1,363)
Recoveries													1,031	875
Ending balance	38,539				28,726				27,174				38,539	28,726
Ending balance individually evaluated for impairment	742				1,136								742	1,136
Ending balance collectively evaluated for impairment	37,797				27,590								37,797	27,590
Loans and Leases Receivable, Gross, Total	2,330,600				2,093,042								2,330,600	2,093,042
Ending balance individually evaluated for impairment	3,369				5,040								3,369	5,040
Ending balance collectively evaluated for impairment	2,327,231				2,088,002								2,327,231	2,088,002
Real Estate Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	2,076,783				1,929,325								2,076,783	1,929,325
Commercial Portfolio Segment [Member]
Beginning balance				1,044				622					1,044	622
Provision for loan losses													343	422
Charge-offs													(9)	(15)
Recoveries													0	15
Ending balance	1,378				1,044				622				1,378	1,044
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	1,378				1,044								1,378	1,044
Loans and Leases Receivable, Gross, Total	172,811				98,265								172,811	98,265
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	172,811				98,265								172,811	98,265
Agricultural Installment and Other Portfolio Segment [Member]
Beginning balance				1,111				867					1,111	867
Provision for loan losses													851	1,041
Charge-offs													(898)	(1,160)
Recoveries													464	363
Ending balance	1,528				1,111				867				1,528	1,111
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	1,528				1,111								1,528	1,111
Loans and Leases Receivable, Gross, Total	81,006				65,452								81,006	65,452
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	81,006				65,452								81,006	65,452
Residential 1 to 4 Family [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				7,144				6,297					7,144	6,297
Provision for loan losses													920	838
Charge-offs													0	(15)
Recoveries													34	24
Ending balance	8,098				7,144				6,297				8,098	7,144
Ending balance individually evaluated for impairment	594				795								594	795
Ending balance collectively evaluated for impairment	7,504				6,349								7,504	6,349
Loans and Leases Receivable, Gross, Total	535,994				511,250								535,994	511,250
Ending balance individually evaluated for impairment	2,399				2,569								2,399	2,569
Ending balance collectively evaluated for impairment	533,595				508,681								533,595	508,681
Multifamily Real Estate [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				1,117				1,481					1,117	1,481
Provision for loan losses													424	(364)
Charge-offs													0	0
Recoveries													0	0
Ending balance	1,541				1,117				1,481				1,541	1,117
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	1,541				1,117								1,541	1,117
Loans and Leases Receivable, Gross, Total	111,646				97,104								111,646	97,104
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	111,646				97,104								111,646	97,104
Commercial Real Estate [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				11,114				9,753					11,114	9,753
Provision for loan losses													5,388	1,484
Charge-offs													0	(173)
Recoveries													300	50
Ending balance	16,802				11,114				9,753				16,802	11,114
Ending balance individually evaluated for impairment	148				341								148	341
Ending balance collectively evaluated for impairment	16,654				10,773								16,654	10,773
Loans and Leases Receivable, Gross, Total	837,766				793,379								837,766	793,379
Ending balance individually evaluated for impairment	970				2,471								970	2,471
Ending balance collectively evaluated for impairment	836,796				790,908								836,796	790,908
Construction Loans [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				5,997				7,084					5,997	7,084
Provision for loan losses													1,766	(1,510)
Charge-offs													0	0
Recoveries													173	423
Ending balance	7,936				5,997				7,084				7,936	5,997
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	7,936				5,997								7,936	5,997
Loans and Leases Receivable, Gross, Total	488,626				425,185								488,626	425,185
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	488,626				425,185								488,626	425,185
Farmland [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				187				221					187	221
Provision for loan losses													(33)	(34)
Charge-offs													0	0
Recoveries													0	0
Ending balance	154				187				221				154	187
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	154				187								154	187
Loans and Leases Receivable, Gross, Total	15,429				19,268								15,429	19,268
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	15,429				19,268								15,429	19,268
Second Mortgages [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				123				118					123	118
Provision for loan losses													(37)	5
Charge-offs													0	0
Recoveries													19	0
Ending balance	105				123				118				105	123
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	105				123								105	123
Loans and Leases Receivable, Gross, Total	8,433				10,760								8,433	10,760
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	8,433				10,760								8,433	10,760
Home Equity Line of Credit [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				$ 889				$ 731					889	731
Provision for loan losses													74	158
Charge-offs													(7)	0
Recoveries													41	0
Ending balance	997				889				$ 731				997	889
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	997				889								997	889
Loans and Leases Receivable, Gross, Total	78,889				72,379								78,889	72,379
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	$ 78,889				$ 72,379								$ 78,889	$ 72,379